Fair Value Measurements - Schedule of Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Forward purchase agreement warrant liability	$ 14	$ 472	$ 4
Publicly traded warrant liability	500	662
Liabilities measured at fair value	514	1,134	439
Level 1 [Member]
Liabilities:
Forward purchase agreement warrant liability
Publicly traded warrant liability	500	662
Liabilities measured at fair value	500	662	332
Level 2 [Member]
Liabilities:
Forward purchase agreement warrant liability
Publicly traded warrant liability
Liabilities measured at fair value
Level 3 [Member]
Liabilities:
Forward purchase agreement warrant liability	14	472	4
Publicly traded warrant liability
Liabilities measured at fair value	$ 14	$ 472	$ 107